Fair Value Of Assets And Liabilities	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Of Assets And Liabilities

Note 24 – Fair Value of Assets & Liabilities

FHN groups its assets and liabilities measured at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. This hierarchy requires FHN to maximize the use of observable market data, when available, and to minimize the use of unobservable inputs when determining fair value. Each fair value measurement is placed into the proper level based on the lowest level of significant input. These levels are:

  Level 1 - Valuation is based upon quoted prices for identical instruments traded in active markets.
  Level 2 - Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.
  Level 3 - Valuation is generated from model-based techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow models, and similar techniques.

Transfers between fair value levels are recognized at the end of the fiscal quarter in which the associated change in inputs occurs.

Recurring Fair Value Measurements

The following table presents the balance of assets and liabilities measured at fair value on a recurring basis as of December 31, 2016:

	December 31, 2016
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Trading securities - fixed income:
U.S. treasuries	$-	$146,988	$-	$146,988
Government agency issued MBS	-	256,611	-	256,611
Government agency issued CMO	-	150,058	-	150,058
Other U.S. government agencies	-	52,314	-	52,314
States and municipalities	-	60,351	-	60,351
Corporate and other debt	-	227,934	5	227,939
Equity, mutual funds, and other	-	242	-	242
Total trading securities - fixed income	-	894,498	5	894,503
Trading securities - mortgage banking	-	-	2,568	2,568
Loans held-for-sale	-	2,345	21,924	24,269
Securities available-for-sale:
U.S. treasuries	-	100	-	100
Government agency issued MBS	-	2,208,687	-	2,208,687
Government agency issued CMO	-	1,547,958	-	1,547,958
Equity, mutual funds, and other	25,249	-	-	25,249
Total securities available-for-sale	25,249	3,756,745	-	3,781,994
Other assets:
Mortgage servicing rights	-	-	985	985
Deferred compensation assets	32,840	-	-	32,840
Derivatives, forwards and futures	33,587	-	-	33,587
Derivatives, interest rate contracts	-	88,025	-	88,025
Derivatives, other	-	42	-	42
Total other assets	66,427	88,067	985	155,479
Total assets	$91,676	$4,741,655	$25,482	$4,858,813
Trading liabilities - fixed income:
U.S. treasuries	$-	$381,229	$-	$381,229
Other U.S. government agencies	-	844	-	844
Corporate and other debt	-	179,775	-	179,775
Total trading liabilities - fixed income	-	561,848	-	561,848
Other liabilities:
Derivatives, forwards and futures	33,274	-	-	33,274
Derivatives, interest rate contracts	-	96,371	-	96,371
Derivatives, other	-	7	6,245	6,252
Total other liabilities	33,274	96,378	6,245	135,897
Total liabilities	$33,274	$658,226	$6,245	$697,745

The following table presents the balance of assets and liabilities measured at fair value on a recurring basis as of December 31, 2015:

	December 31, 2015
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Trading securities - fixed income:
U.S. treasuries	$-	$64,483	$-	$64,483
Government agency issued MBS	-	258,899	-	258,899
Government agency issued CMO	-	99,260	-	99,260
Other U.S. government agencies	-	83,740	-	83,740
States and municipalities	-	32,729	-	32,729
Corporate and other debt	-	331,709	5	331,714
Equity, mutual funds, and other	-	6,253	-	6,253
Total trading securities - fixed income	-	877,073	5	877,078
Trading securities - mortgage banking	-	-	4,372	4,372
Loans held-for-sale	-	-	27,418	27,418
Securities available-for-sale:
U.S. treasuries	-	100	-	100
Government agency issued MBS	-	1,573,611	-	1,573,611
Government agency issued CMO	-	2,169,683	-	2,169,683
Other U.S. government agencies	-	102	-	102
States and municipalities	-	-	1,500	1,500
Equity, mutual funds, and other	26,434	-	-	26,434
Total securities available-for-sale	26,434	3,743,496	1,500	3,771,430
Other assets:
Mortgage servicing rights	-	-	1,841	1,841
Deferred compensation assets	29,399	-	-	29,399
Derivatives, forwards and futures	4,361	-	-	4,361
Derivatives, interest rate contracts	-	99,855	-	99,855
Derivatives, other	-	149	-	149
Total other assets	33,760	100,004	1,841	135,605
Total assets	$60,194	$4,720,573	$35,136	$4,815,903
Trading liabilities - fixed income:
U.S. treasuries	$-	$284,275	$-	$284,275
Corporate and other debt	-	281,744	-	281,744
Total trading liabilities - fixed income	-	566,019	-	566,019
Other liabilities:
Derivatives, forwards and futures	3,527	-	-	3,527
Derivatives, interest rate contracts	-	100,002	-	100,002
Derivatives, other	-	-	4,810	4,810
Total other liabilities	3,527	100,002	4,810	108,339
Total liabilities	$3,527	$666,021	$4,810	$674,358

Changes in Recurring Level 3 Fair Value Measurements

The changes in Level 3 assets and liabilities measured at fair value for the years ended December 31, 2016, 2015, and 2014, on a recurring basis are summarized as follows:

	Year Ended December 31, 2016
					Securities	Mortgage
	Trading		Loans held-		available-	servicing	Net derivative
(Dollars in thousands)	securities		for-sale		for-sale	rights, net	liabilities
Balance on January 1, 2016	$4,377		$27,418		$1,500	$1,841	$(4,810)
Total net gains/(losses) included in:
Net income	604		3,380		-	31	(2,634)
Purchases	-		706		-	-	-
Sales	-		-		-	(205)	-
Settlements	(2,408)		(6,264)		(1,500)	(682)	1,199
Net transfers into/(out of) Level 3	-		(3,316)	(b)	-	-	-
Balance on December 31, 2016	$2,573		$21,924		$-	$985	$(6,245)
Net unrealized gains/(losses) included in net income	$159	(a)	$3,380	(a)	$-	$-	$(2,634)	(c)

	Year Ended Decmber 31, 2015
					Securities	Mortgage
	Trading		Loans held-		available-	servicing	Net derivative
(Dollars in thousands)	securities		for-sale		for-sale	rights, net	liabilities
Balance on January 1, 2015	$5,642		$27,910		$3,307	$2,517	$(5,240)
Total net gains/(losses) included in:
Net income	369		2,765		(47)	-	(775)
Purchases	-		3,116		-	-	-
Sales	-		-		(1,760)	-	-
Settlements	(1,634)		(4,462)		-	(676)	1,205
Net transfers into/(out of) Level 3	-		(1,911)	(b)	-	-	-
Balance on December 31, 2015	$4,377		$27,418		$1,500	$1,841	$(4,810)
Net unrealized gains/(losses) included in net income	$369	(a)	$2,765	(a)	$-	$-	$(775)	(c)

	Year Ended December 31, 2014
					Securities available-for-sale		Mortgage
	Trading		Loans held-		Investment	Venture	servicing		Net derivative
(Dollars in thousands)	securities		for-sale		portfolio	capital	rights, net		liabilities
Balance on January 1, 2014	$7,200		$230,456		$3,826	$4,300	$72,793		$(2,915)
Total net gains/(losses) included in:
Net income	149		52,494		-	(2,995)	1,248		(5,981)
Other comprehensive income/(loss)	-		-		(64)	-	-		-
Purchases	1,559		5,654		-	-	-		-
Sales	(1,715)		(236,975)		-	(5)	(70,204)		-
Settlements	(1,551)		(19,806)		(455)	(1,300)	(1,320)		3,656
Net transfers into/(out of) Level 3	-		(3,913)	(b)	-	-	-		-
Balance on December 31, 2014	$5,642		$27,910		$3,307	$-	$2,517		$(5,240)
Net unrealized gains/(losses) included in net income	$225	(a)	$1,991	(a)	$-	$-	$43	(a)	$(5,981)	(c)

  Primarily included in mortgage banking income on the Consolidated Statements of Income.
  Transfers out of recurring loans held-for-sale level 3 balances generally reflect movements out of recurring loans held-for-sale and into real estate acquired by foreclosure (level 3 nonrecurring).
  Included in Other expense.

Nonrecurring Fair Value Measurements

From time to time, FHN may be required to measure certain other financial assets at fair value on a nonrecurring basis in accordance with GAAP. These adjustments to fair value usually result from the application of LOCOM accounting or write-downs of individual assets. For assets measured at fair value on a nonrecurring basis which were still held on the balance sheet at December 31, 2016, 2015, and 2014, respectively, the following tables provide the level of valuation assumptions used to determine each adjustment, the related carrying value, and the fair value adjustments recorded during the respective periods.

					Year Ended
	Carrying value at December 31, 2016				December 31, 2016
(Dollars in thousands)	Level 1	Level 2	Level 3	Total	Net gains/(losses)
Loans held-for-sale - SBAs	$-	$4,286	$-	$4,286	$(1)
Loans held-for-sale - first mortgages	-	-	638	638	75
Loans, net of unearned income (a)	-	-	31,070	31,070	(2,055)
Real estate acquired by foreclosure (b)	-	-	11,235	11,235	(2,041)
Other assets (c)	-	-	29,609	29,609	(3,349)
					$(7,371)

					Year Ended
	Carrying value at December 31, 2015				December 31, 2015
(Dollars in thousands)	Level 1	Level 2	Level 3	Total	Net gains/(losses)
Loans held-for-sale - first mortgages	$-	$-	$729	$729	57
Loans, net of unearned income (a)	-	-	27,026	27,026	4,087
Real estate acquired by foreclosure (b)	-	-	24,977	24,977	(2,868)
Other assets (c)	-	-	24,577	24,577	(4,582)
					$(3,306)

					Year Ended
	Carrying value at December 31, 2014				December 31, 2014
(Dollars in thousands)	Level 1	Level 2	Level 3	Total	Net gains/(losses)
Loans held-for-sale - SBAs	$-	$3,322	$-	$3,322	$46
Loans held-for-sale - first mortgages	-	-	846	846	(470)
Loans, net of unearned income (a)	-	-	40,531	40,531	(801)
Real estate acquired by foreclosure (b)	-	-	30,430	30,430	(3,465)
Other assets (c)	-	-	28,660	28,660	(2,087)
					$(6,777)

  Represents carrying value of loans for which adjustments are required to be based on the appraised value of the collateral less estimated costs to sell. Write-downs on these loans are recognized as part of provision for loan losses. Gains in 2015 are due to recoveries of previously charged-off amounts.
  Represents the fair value and related losses of foreclosed properties that were measured subsequent to their initial classification as foreclosed assets. Balance excludes foreclosed real estate related to government insured mortgages.
  Represents tax credit investments accounted for under the equity method.

In first quarter 2016, FHN’s Regional Banking segment recognized $3.7 million of impairments on long-lived assets associated with efforts to more efficiently utilize its bank branch locations. The affected branch locations represented a mixture of owned and leased sites. The fair values of owned sites were determined using estimated sales prices from appraisals less estimated costs to sell. The fair values of leased sites were determined using a discounted cash flow approach, based on the revised estimated useful lives of the related assets. Both measurement methodologies are considered Level 3 valuations.

Level 3 Measurements

The following tables provide information regarding the unobservable inputs utilized in determining the fair value of level 3 recurring and non-recurring measurements as of December 31, 2016 and 2015:

(Dollars in Thousands)
	Fair Value at
Level 3 Class	December 31, 2016	Valuation Techniques	Unobservable Input	Values Utilized
Trading securities - mortgage	$2,568	Discounted cash flow	Prepayment speeds	22% - 41%
			Discount rate	29% - 50%
Loans held-for-sale - residential real estate	22,562	Discounted cash flow	Prepayment speeds - First mortgage	2% - 13%
			Prepayment speeds - HELOC	3% - 15%
			Foreclosure losses	50% - 70%
			Loss severity trends - First mortgage	5% - 50% of UPB
			Loss severity trends - HELOC	15% - 100% of UPB
Derivative liabilities, other	6,245	Discounted cash flow	Visa covered litigation resolution amount	$4.4 billion - $5.2 billion
			Probability of resolution scenarios	10% - 30%
			Time until resolution	24 - 54 months
Loans, net of unearned income (a)	31,070	Appraisals from comparable properties	Marketability adjustments for specific properties	0% - 10% of appraisal
		Other collateral valuations	Borrowing base certificates adjustment	20% - 50% of gross value
			Financial Statements/Auction values adjustment	0% - 25% of reported value
Real estate acquired by foreclosure (b)	11,235	Appraisals from comparable properties	Adjustment for value changes since appraisal	0% - 10% of appraisal
Other assets (c)	29,609	Discounted cash flow	Adjustments to current sales yields for specific properties	0% - 15% adjustment to yield
		Appraisals from comparable properties	Marketability adjustments for specific properties	0% - 25% of appraisal

  Represents carrying value of loans for which adjustments are required to be based on the appraised value of the collateral less estimated costs to sell. Write-downs on these loans are recognized as part of provision for loan losses.
  Represents the fair value of foreclosed properties that were measured subsequent to their initial classification as foreclosed assets. Balance excludes foreclosed real estate related to government insured mortgages.
  Represents tax credit investments accounted for under the equity method.

(Dollars in Thousands)
	Fair Value at
Level 3 Class	December 31, 2015	Valuation Techniques	Unobservable Input	Values Utilized
Trading securities - mortgage	$4,372	Discounted cash flow	Prepayment speeds	42% - 43%
			Discount rate	6% - 63%
Loans held-for-sale - residential real estate	28,147	Discounted cash flow	Prepayment speeds - First mortgage	2% - 20%
			Prepayment speeds - HELOC	3% - 15%
			Foreclosure Losses	45% - 55%
			Loss severity trends - First mortgage	10% - 70% of UPB
			Loss severity trends - HELOC	35% - 100% of UPB
			Draw Rate - HELOC	2% - 12%
Derivative liabilities, other	4,810	Discounted cash flow	Visa covered litigation resolution amount	$4.4 billion - $5.4 billion
			Probability of resolution scenarios	5% - 25%
			Time until resolution	6 - 42 months
Loans, net of unearned income (a)	27,026	Appraisals from comparable properties	Marketability adjustments for specific properties	0% - 10% of appraisal
		Other collateral valuations	Borrowing base certificates adjustment	20% - 50% of gross value
			Financial Statements/Auction values adjustment	0% - 25% of reported value
Real estate acquired by foreclosure (b)	24,977	Appraisals from comparable properties	Adjustment for value changes since appraisal	0% - 10% of appraisal
Other assets (c)	24,577	Discounted cash flow	Adjustments to current sales yields for specific properties	0% - 15% adjustment to yield
		Appraisals from comparable properties	Marketability adjustments for specific properties	0% - 25% of appraisal

  Represents carrying value of loans for which adjustments are required to be based on the appraised value of the collateral less estimated costs to sell. Write-downs on these loans are recognized as part of provision for loan losses.
  Represents the fair value of foreclosed properties that were measured subsequent to their initial classification as foreclosed assets. Balance excludes foreclosed real estate related to government insured mortgages.
  Represents tax credit investments accounted for under the equity method.

Trading securities-mortgage. Prepayment rates and credit spreads (part of the discount rate) are significant unobservable inputs used in the fair value measurement of FHN’s mortgage trading securities which primarily consist of principal-only strips. Subordinated bonds were also included in mortgage trading securities prior to their payoff in first quarter 2016. Increases in prepayment rates and credit spreads in isolation would result in significantly lower fair value measurements for the associated assets. Conversely, decreases in prepayment rates and credit spreads in isolation would result in significantly higher fair value measurements for the associated assets. Generally, when market interest rates decline and other factors favorable to prepayments occur, there is a corresponding increase in prepayment rates as customers are expected to refinance existing mortgages under more favorable interest rate terms. Generally, changes in discount rates directionally mirror the changes in market interest rates. FHN’s Corporate Accounting Department monitors changes in the fair value of these securities monthly.

Loans held-for-sale. Foreclosure losses and prepayment rates are significant unobservable inputs used in the fair value measurement of FHN’s residential real estate loans held-for-sale. Loss severity trends are also assessed to evaluate the reasonableness of fair value estimates resulting from discounted cash flows methodologies as well as to estimate fair value for newly repurchased loans and loans that are near foreclosure. Significant increases (decreases) in any of these inputs in isolation would result in significantly lower (higher) fair value measurements. Draw rates were an additional significant unobservable input for HELOCs until the draw period closed in 2016. Increases (decreases) in the draw rate estimates for HELOCs would have increased (decreased) their fair value. All observable and unobservable inputs are re-assessed quarterly. Fair value measurements are reviewed at least quarterly by FHN’s Corporate Accounting Department.

Derivative liabilities. In conjunction with the sales of portions of its Visa Class B shares, FHN and the purchaser entered into derivative transactions whereby FHN will make, or receive, cash payments whenever the conversion ratio of the Visa Class B shares into Visa Class A shares is adjusted. FHN uses a discounted cash flow methodology in order to estimate the fair value of FHN’s derivative liabilities associated with its prior sales of Visa Class B shares. The methodology includes estimation of both the resolution amount for Visa’s Covered Litigation matters as well as the length of time until the resolution occurs. Significant increases (decreases) in either of these inputs in isolation would result in significantly higher (lower) fair value measurements for the derivative liabilities. Additionally, FHN performs a probability weighted multiple resolution scenario to calculate the estimated fair value of these derivative liabilities. Assignment of higher (lower) probabilities to the larger potential resolution scenarios would result in an increase (decrease) in the estimated fair value of the derivative liabilities. Since this estimation process requires application of judgment in developing significant unobservable inputs used to determine the possible outcomes and the probability weighting assigned to each scenario, these derivatives have been classified within Level 3 in fair value measurements disclosures. The valuation inputs and process are discussed with senior and executive management when significant events affecting the estimate of fair value occur. Inputs are compared to information obtained from the public issuances and filings of Visa, Inc. as well as public information released by other participants in the applicable litigation matters.

Loans, net of unearned income and Real estate acquired by foreclosure. Collateral-dependent loans and Real estate acquired by foreclosure are primarily valued using appraisals based on sales of comparable properties in the same or similar markets. Multiple appraisal firms are utilized to ensure that estimated values are consistent between firms. This process occurs within FHN’s Credit Risk Management (commercial) and Default Servicing functions (primarily consumer). The Credit Risk Management Committee reviews ORE dispositions and additions annually. Back testing is performed during the year through comparison to ultimate disposition values. Other collateral (receivables, inventory, equipment, etc.) is valued through borrowing base certificates, financial statements and/or auction valuations. These valuations are discounted based on the quality of reporting, knowledge of the marketability/collectability of the collateral and historical disposition rates.

Other assets – tax credit investments. The estimated fair value of tax credit investments accounted for under the equity method is generally determined in relation to the yield (i.e., future tax credits to be received) an acquirer of these investments would expect in relation to the yields experienced on current new issue and/or secondary market transactions. Thus, as tax credits are recognized, the future yield to a market participant is reduced, resulting in consistent impairment of the individual investments. Individual investments are reviewed for impairment quarterly, which may include the consideration of additional marketability discounts related to specific investments which typically includes consideration of the underlying property’s appraised value. Unusual valuation adjustments and the associated triggering events are discussed with senior and executive management when appropriate. A portfolio review is conducted annually, with the assistance of a third party, to assess the reasonableness of current valuations.

Fair Value Option

FHN has elected the fair value option on a prospective basis for almost all types of mortgage loans originated for sale purposes under the Financial Instruments Topic (“ASC 825”). FHN determined that the election reduces certain timing differences and better matches changes in the value of such loans with changes in the value of derivatives and forward delivery commitments used as economic hedges for these assets at the time of election.

Repurchased loans are recognized within loans held-for-sale at fair value at the time of repurchase, which includes consideration of the credit status of the loans and the estimated liquidation value. FHN has elected to continue recognition of these loans at fair value in periods subsequent to reacquisition. Due to the credit-distressed nature of the vast majority of repurchased loans and the related loss severities experienced upon repurchase, FHN believes that the fair value election provides a more timely recognition of changes in value for these loans that occur subsequent to repurchase. Absent the fair value election, these loans would be subject to valuation at the LOCOM value, which would prevent subsequent values from exceeding the initial fair value, determined at the time of repurchase, but would require recognition of subsequent declines in value. Thus, the fair value election provides for a more timely recognition of any potential future recoveries in asset values while not affecting the requirement to recognize subsequent declines in value.

The following tables reflect the differences between the fair value carrying amount of residential real estate loans held-for-sale measured at fair value in accordance with management’s election and the aggregate unpaid principal amount FHN is contractually entitled to receive at maturity.
	December 31, 2016
(Dollars in thousands)	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal
Residential real estate loans held-for-sale reported at fair value:
Total loans	$24,269	$35,262	$(10,993)
Nonaccrual loans	6,775	12,910	(6,135)
Loans 90 days or more past due and still accruing	211	331	(120)

	December 31, 2015
(Dollars in thousands)	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal
Residential real estate loans held-for-sale reported at fair value:
Total loans	$27,418	$41,881	$(14,463)
Nonaccrual loans	7,702	14,807	(7,105)
Loans 90 days or more past due and still accruing	2,181	3,004	(823)

Assets and liabilities accounted for under the fair value election are initially measured at fair value with subsequent changes in fair value recognized in earnings. Such changes in the fair value of assets and liabilities for which FHN elected the fair value option are included in current period earnings with classification in the income statement line item reflected in the following table:

	Year Ended
	December 31
(Dollars in thousands)	2016	2015	2014
Changes in fair value included in net income:
Mortgage banking noninterest income
Loans held-for-sale	$3,380	$2,765	$52,494

For the years ended December 31, 2016, 2015, and 2014, the amounts for residential real estate loans held-for-sale include a gain of $1.5 million, $.4 million and $2.8 million, respectively, in pretax earnings that are attributable to changes in instrument-specific credit risk. The portion of the fair value adjustments related to credit risk was determined based on estimated default rates and estimated loss severities. Interest income on residential real estate loans held-for-sale measured at fair value is calculated based on the note rate of the loan and is recorded in the interest income section of the Consolidated Statements of Income as interest on loans held-for-sale.

Determination of Fair Value

In accordance with ASC 820-10-35, fair values are based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The following describes the assumptions and methodologies used to estimate the fair value of financial instruments recorded at fair value in the Consolidated Statements of Condition and for estimating the fair value of financial instruments for which fair value is disclosed under ASC 825-10-50.

Short-term financial assets. Federal funds sold, securities purchased under agreements to resell, and interest bearing deposits with other financial institutions and the Federal Reserve are carried at historical cost. The carrying amount is a reasonable estimate of fair value because of the relatively short time between the origination of the instrument and its expected realization.

Trading securities and trading liabilities. Trading securities and trading liabilities are recognized at fair value through current earnings. Trading inventory held for broker-dealer operations is included in trading securities and trading liabilities. Broker-dealer long positions are valued at bid price in the bid-ask spread. Short positions are valued at the ask price. Inventory positions are valued using observable inputs including current market transactions, LIBOR and U.S. treasury curves, credit spreads, and consensus prepayment speeds. Trading loans are valued using observable inputs including current market transactions, swap rates, mortgage rates, and consensus prepayment speeds.

Trading securities also include retained interests in prior securitizations that qualify as financial assets, which include primarily principal-only strips. Subordinated bonds were included in mortgage trading securities prior to payoff in first quarter 2016. FHN uses inputs including yield curves, credit spreads, and prepayment speeds to determine the fair value of principal-only strips. Subordinated bonds are bonds with junior priority and were valued using an internal model which included contractual terms, frequency and severity of loss (credit spreads), prepayment speeds of the underlying collateral, and the yield that a market participant would require.

Securities available-for-sale. Securities available-for-sale includes the investment portfolio accounted for as available-for-sale under ASC 320-10-25, federal bank stock holdings, and short-term investments in mutual funds. Valuations of available-for-sale securities are performed using observable inputs obtained from market transactions in similar securities. Typical inputs include LIBOR and U.S. treasury curves, consensus prepayment estimates, and credit spreads. When available, broker quotes are used to support these valuations.

Investments in the stock of the Federal Reserve Bank and Federal Home Loan Banks are recognized at historical cost in the Consolidated Statements of Condition which is considered to approximate fair value. Short-term investments in mutual funds are measured at the funds’ reported closing net asset values. Investments in equity securities are valued using quoted market prices when available. Cost method investments are valued at historical cost less any recorded impairment due to the illiquid nature of these investments.

Securities held-to-maturity. Securities held-to-maturity reflects debt securities for which management has the positive intent and ability to hold to maturity. To the extent possible, valuations of held-to-maturity securities are performed using observable inputs obtained from market transactions in similar securities. Typical inputs include LIBOR and U.S. treasury curves and credit spreads. Debt securities with limited trading activity are valued using a discounted cash flow model that incorporates a combination of observable and unobservable inputs. Primary observable inputs include contractual cash flows, the treasury curve and credit spreads from similar instruments. Significant unobservable inputs include estimated credit spreads for individual issuers and instruments as well as prepayment speeds, as applicable.

Loans held-for-sale. Residential real estate loans held-for-sale are valued using current transaction prices and/or values on similar assets when available, including committed bids for specific loans or loan portfolios. Uncommitted bids may be adjusted based on other available market information. For all other loans FHN determines the fair value of residential real estate loans held-for-sale using a discounted cash flow model which incorporates both observable and unobservable inputs. Inputs include current mortgage rates for similar products, estimated prepayment rates, foreclosure losses, and various loan performance measures (delinquency, LTV, credit score). Adjustments for delinquency and other differences in loan characteristics are typically reflected in the model’s discount rates. Loss severity trends and the value of underlying collateral are also considered in assessing the appropriate fair value for severely delinquent loans and loans in foreclosure. The valuation of HELOCs also incorporates estimates of loan draw rates, when still in the draw period, as well as estimated cancellation rates for loans expected to become delinquent.

Loans held-for-sale also include loans made by the Small Business Administration (“SBA”), which are accounted for at LOCOM. The fair value of SBA loans is determined using an expected cash flow model that utilizes observable inputs such as the spread between LIBOR and prime rates, consensus prepayment speeds, and the treasury curve. The fair value of other non-residential real estate loans held-for-sale is approximated by their carrying values based on current transaction values.

Loans, net of unearned income. Loans, net of unearned income are recognized at the amount of funds advanced, less charge-offs and an estimation of credit risk represented by the allowance for loan losses. The fair value estimates for disclosure purposes differentiate loans based on their financial characteristics, such as product classification, vintage, loan category, pricing features, and remaining maturity.

The fair value of floating rate loans is estimated through comparison to recent market activity in loans of similar product types, with adjustments made for differences in loan characteristics. In situations where market pricing inputs are not available, fair value is considered to approximate book value due to the monthly repricing for commercial and consumer loans, with the exception of floating rate 1-4 family residential mortgage loans which reprice annually and will lag movements in market rates. The fair value for floating rate 1-4 family mortgage loans is calculated by discounting future cash flows to their present value. Future cash flows are discounted to their present value by using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same time period. Prepayment assumptions based on historical prepayment speeds and industry speeds for similar loans have been applied to the floating rate 1-4 family residential mortgage portfolio.

The fair value of fixed rate loans is estimated through comparison to recent market activity in loans of similar product types, with adjustments made for differences in loan characteristics. In situations where market pricing inputs are not available, fair value is estimated by discounting future cash flows to their present value. Future cash flows are discounted to their present value by using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same time period. Prepayment assumptions based on historical prepayment speeds and industry speeds for similar loans have been applied to the fixed rate mortgage and installment loan portfolios.

For all loan portfolio classes, adjustments are made to reflect liquidity or illiquidity of the market. Such adjustments reflect discounts that FHN believes are consistent with what a market participant would consider in determining fair value given current market conditions.

Individually impaired loans are measured using either a discounted cash flow methodology or the estimated fair value of the underlying collateral less costs to sell, if the loan is considered collateral-dependent. In accordance with accounting standards, the discounted cash flow analysis utilizes the loan’s effective interest rate for discounting expected cash flow amounts. Thus, this analysis is not considered a fair value measurement in accordance with ASC 820. However, the results of this methodology are considered to approximate fair value for the applicable loans. Expected cash flows are derived from internally-developed inputs primarily reflecting expected default rates on contractual cash flows. For loans measured using the estimated fair value of collateral less costs to sell, fair value is estimated using appraisals of the collateral. Collateral values are monitored and additional write-downs are recognized if it is determined that the estimated collateral values have declined further. Estimated costs to sell are based on current amounts of disposal costs for similar assets. Carrying value is considered to reflect fair value for these loans.

Mortgage servicing rights. FHN recognizes all classes of MSR at fair value. In third quarter 2013, FHN agreed to sell substantially all of its remaining legacy mortgage servicing. After that time FHN used the price in the definitive agreement, as adjusted for the portion of pricing that was not specific to the MSR, as a third-party pricing source in the valuation of the remaining first lien mortgage MSR, which was completely de-recognized by the end of 2016. The remaining MSR relates to servicing of other consumer real estate loans and is valued using a discounted cash flow methodology.

Derivative assets and liabilities. The fair value for forwards and futures contracts is based on current transactions involving identical securities. Futures contracts are exchange-traded and thus have no credit risk factor assigned as the risk of non-performance is limited to the clearinghouse used.

Valuations of other derivatives (primarily interest rate related swaps) are based on inputs observed in active markets for similar instruments. Typical inputs include the LIBOR curve, Overnight Indexed Swap ("OIS") curve, option volatility, and option skew. In measuring the fair value of these derivative assets and liabilities, FHN has elected to consider credit risk based on the net exposure to individual counterparties. Credit risk is mitigated for these instruments through the use of mutual margining and master netting agreements as well as collateral posting requirements. Any remaining credit risk related to interest rate derivatives is considered in determining fair value through evaluation of additional factors such as customer loan grades and debt ratings. Foreign currency related derivatives also utilize observable exchange rates in the determination of fair value. The determination of fair value for FHN’s derivative liabilities associated with its prior sales of Visa Class B shares are classified within Level 3 in the fair value measurements disclosure as previously discussed in the unobservable inputs discussion.

Real estate acquired by foreclosure. Real estate acquired by foreclosure primarily consists of properties that have been acquired in satisfaction of debt. These properties are carried at the lower of the outstanding loan amount or estimated fair value less estimated costs to sell the real estate. Estimated fair value is determined using appraised values with subsequent adjustments for deterioration in values that are not reflected in the most recent appraisal.

Nonearning assets. For disclosure purposes, nonearning financial assets include cash and due from banks, accrued interest receivable, and fixed income receivables. Due to the short-term nature of cash and due from banks, accrued interest receivable, and fixed income receivables, the fair value is approximated by the book value.

Other assets. For disclosure purposes, other assets consist of tax credit investments and deferred compensation assets that are considered financial assets. Tax credit investments accounted for under the equity method are written down to estimated fair value quarterly based on the estimated value of the associated tax credits which incorporates estimates of required yield for hypothetical investors. The fair value of all other tax credit investments is estimated using recent transaction information with adjustments for differences in individual investments. Deferred compensation assets are recognized at fair value, which is based on quoted prices in active markets.

Defined maturity deposits. The fair value of these deposits is estimated by discounting future cash flows to their present value. Future cash flows are discounted by using the current market rates of similar instruments applicable to the remaining maturity. For disclosure purposes, defined maturity deposits include all certificates of deposit and other time deposits.

Undefined maturity deposits. In accordance with ASC 825, the fair value of these deposits is approximated by the book value. For the purpose of this disclosure, undefined maturity deposits include demand deposits, checking interest accounts, savings accounts, and money market accounts.

Short-term financial liabilities. The fair value of federal funds purchased, securities sold under agreements to repurchase and other short-term borrowings are approximated by the book value. The carrying amount is a reasonable estimate of fair value because of the relatively short time between the origination of the instrument and its expected realization.

Term borrowings. The fair value of term borrowings is based on quoted market prices or dealer quotes for the identical liability when traded as an asset. When pricing information for the identical liability is not available, relevant prices for similar debt instruments are used with adjustments being made to the prices obtained for differences in characteristics of the debt instruments. If no relevant pricing information is available, the fair value is approximated by the present value of the contractual cash flows discounted by the investor’s yield which considers FHN’s and FTBNA’s debt ratings.

Other noninterest-bearing liabilities. For disclosure purposes, other noninterest-bearing financial liabilities include accrued interest payable and fixed income payables. Due to the short-term nature of these liabilities, the book value is considered to approximate fair value.

Loan commitments. Fair values of these commitments are based on fees charged to enter into similar agreements taking into account the remaining terms of the agreements and the counterparties’ credit standing.

Other commitments. Fair values of these commitments are based on fees charged to enter into similar agreements.

The following fair value estimates are determined as of a specific point in time utilizing various assumptions and estimates. The use of assumptions and various valuation techniques, as well as the absence of secondary markets for certain financial instruments, reduces the comparability of fair value disclosures between financial institutions. Due to market illiquidity, the fair values for loans, net of unearned income, loans held-for-sale, and term borrowings as of December 31, 2016 and 2015, involve the use of significant internally-developed pricing assumptions for certain components of these line items. The assumptions and valuations utilized for this disclosure are considered to reflect inputs that market participants would use in transactions involving these instruments as of the measurement date. The valuations of legacy assets, particularly consumer loans within the non-strategic segment and TRUP loans, are influenced by changes in economic conditions since origination and risk perceptions of the financial sector. These considerations affect the estimate of a potential acquirer’s cost of capital and cash flow volatility assumptions from these assets and the resulting fair value measurements may depart significantly from FHN’s internal estimates of the intrinsic value of these assets.

Assets and liabilities that are not financial instruments have not been included in the following table such as the value of long-term relationships with deposit and trust customers, premises and equipment, goodwill and other intangibles, deferred taxes, and certain other assets and other liabilities. Additionally, these measurements are solely for financial instruments as of the measurement date and do not consider the earnings potential of our various business lines. Accordingly, the total of the fair value amounts does not represent, and should not be construed to represent, the underlying value of FHN.

The following tables summarize the book value and estimated fair value of financial instruments recorded in the Consolidated Statements of Condition as well as unfunded loan commitments and stand by and other commitments as of December 31, 2016 and 2015.

	December 31, 2016
	Book	Fair Value
(Dollars in thousands)	Value	Level 1	Level 2	Level 3	Total
Assets:
Loans, net of unearned income and allowance for loan losses
Commercial:
Commercial, financial and industrial	$12,058,689	$-	$-	$11,918,374	$11,918,374
Commercial real estate	2,101,671	-	-	2,078,306	2,078,306
Consumer:
Consumer real estate	4,473,395	-	-	4,385,669	4,385,669
Permanent mortgage	406,836	-	-	404,930	404,930
Credit card & other	346,861	-	-	347,577	347,577
Total loans, net of unearned income and allowance for loan losses	19,387,452	-	-	19,134,856	19,134,856

Short-term financial assets:
Interest-bearing cash	1,060,034	1,060,034	-	-	1,060,034
Federal funds sold	50,838	-	50,838	-	50,838
Securities purchased under agreements to resell	613,682	-	613,682	-	613,682
Total short-term financial assets	1,724,554	1,060,034	664,520	-	1,724,554

Trading securities (a)	897,071	-	894,498	2,573	897,071
Loans held-for-sale (a)	111,248	-	6,631	104,617	111,248
Securities available-for-sale (a) (b)	3,943,499	25,249	3,756,745	161,505	3,943,499
Securities held-to-maturity	14,347	-	-	14,773	14,773
Derivative assets (a)	121,654	33,587	88,067	-	121,654

Other assets:
Tax credit investments	100,105	-	-	98,400	98,400
Deferred compensation assets	32,840	32,840	-	-	32,840
Total other assets	132,945	32,840	-	98,400	131,240

Nonearning assets:
Cash & due from banks	373,274	373,274	-	-	373,274
Fixed income receivables	57,411	-	57,411	-	57,411
Accrued interest receivable	60,870	-	60,870	-	60,870
Total nonearning assets	491,555	373,274	118,281	-	491,555
Total assets	$26,824,325	$1,524,984	$5,528,742	$19,516,724	$26,570,450

Liabilities:
Deposits:
Defined maturity	$1,355,133	$-	$1,361,104	$-	$1,361,104
Undefined maturity	21,317,230	-	21,317,230	-	21,317,230
Total deposits	22,672,363	-	22,678,334	-	22,678,334

Trading liabilities (a)	561,848	-	561,848	-	561,848

Short-term financial liabilities:
Federal funds purchased	414,207	-	414,207	-	414,207
Securities sold under agreements to repurchase	453,053	-	453,053	-	453,053
Other short-term borrowings	83,177	-	83,177	-	83,177
Total short-term financial liabilities	950,437	-	950,437	-	950,437

Term borrowings:
Real estate investment trust-preferred	46,032	-	-	49,350	49,350
Term borrowings - new market tax credit investment	18,000	-	-	17,918	17,918
Borrowings secured by residential real estate	23,126	-	-	21,969	21,969
Other long term borrowings	953,498	-	965,066	-	965,066
Total term borrowings	1,040,656	-	965,066	89,237	1,054,303

Derivative liabilities (a)	135,897	33,274	96,378	6,245	135,897

Other noninterest-bearing liabilities:
Fixed income payables	21,002	-	21,002	-	21,002
Accrued interest payable	10,336	-	10,336	-	10,336
Total other noninterest-bearing liabilities	31,338	-	31,338	-	31,338
Total liabilities	$25,392,539	$33,274	$25,283,401	$95,482	$25,412,157

  Classes are detailed in the recurring and nonrecurring measurement tables.
  Level 3 includes restricted investments in FHLB-Cincinnati stock of $87.9 million and FRB stock of $68.6 million.

	December 31, 2015
	Book	Fair Value
(Dollars in thousands)	Value	Level 1	Level 2	Level 3	Total
Assets:
Loans, net of unearned income and allowance for loan losses
Commercial:
Commercial, financial and industrial	$10,362,753	$-	$-	$10,280,766	$10,280,766
Commercial real estate	1,649,776	-	-	1,619,795	1,619,795
Consumer:
Consumer real estate	4,685,904	-	-	4,479,333	4,479,333
Permanent mortgage	435,176	-	-	400,970	400,970
Credit card & other	342,651	-	-	344,892	344,892
Total loans, net of unearned income and allowance for loan losses	17,476,260	-	-	17,125,756	17,125,756

Short-term financial assets:
Interest-bearing cash	602,836	602,836	-	-	602,836
Federal funds sold	114,479	-	114,479	-	114,479
Securities purchased under agreements to resell	615,773	-	615,773	-	615,773
Total short-term financial assets	1,333,088	602,836	730,252	-	1,333,088

Trading securities (a)	881,450	-	877,073	4,377	881,450
Loans held-for-sale	126,342	-	6,616	119,726	126,342
Securities available-for-sale (a) (b)	3,929,846	26,434	3,743,496	159,916	3,929,846
Securities held-to-maturity	14,320	-	-	15,349	15,349
Derivative assets (a)	104,365	4,361	100,004	-	104,365

Other assets:
Tax credit investments	91,507	-	-	55,406	55,406
Deferred compensation assets	29,399	29,399	-	-	29,399
Total other assets	120,906	29,399	-	55,406	84,805

Nonearning assets:
Cash & due from banks	300,811	300,811	-	-	300,811
Fixed income receivables	63,660	-	63,660	-	63,660
Accrued interest receivable	62,497	-	62,497	-	62,497
Total nonearning assets	426,968	300,811	126,157	-	426,968
Total assets	$24,413,545	$963,841	$5,583,598	$17,480,530	$24,027,969

Liabilities:
Deposits:
Defined maturity	$1,231,876	$-	$1,238,044	$-	$1,238,044
Undefined maturity	18,735,602	-	18,735,602	-	18,735,602
Total deposits	19,967,478	-	19,973,646	-	19,973,646
Trading liabilities (a)	566,019	-	566,019	-	566,019
Short-term financial liabilities:
Federal funds purchased	464,166	-	464,166	-	464,166
Securities sold under agreements to repurchase	338,133	-	338,133	-	338,133
Other short-term borrowings	137,861	-	137,861	-	137,861
Total short-term financial liabilities	940,160	-	940,160	-	940,160

Term borrowings:
Real estate investment trust-preferred	45,964	-	-	49,350	49,350
Term borrowings - new market tax credit investment	18,000	-	-	17,972	17,972
Borrowings secured by residential real estate	41,100	-	-	35,469	35,469
Other long term borrowings	1,207,613	-	1,193,482	-	1,193,482
Total term borrowings	1,312,677	-	1,193,482	102,791	1,296,273

Derivative liabilities (a)	108,339	3,527	100,002	4,810	108,339

Other noninterest-bearing liabilities:
Fixed income payables	23,072	-	23,072	-	23,072
Accrued interest payable	14,871	-	14,871	-	14,871
Total other noninterest-bearing liabilities	37,943	-	37,943	-	37,943
Total liabilities	$22,932,616	$3,527	$22,811,252	$107,601	$22,922,380

Certain previously reported amounts have been revised to reflect the retroactive effect of the adoption of ASU 2015-03, “Simplifying the Presentation of Debt Issuance Costs.” See Note 1- Summary of Significant Accounting Policies for additional information.

  Classes are detailed in the recurring and nonrecurring measurement tables.
  Level 3 includes restricted investments in FHLB-Cincinnati stock of $87.9 million and FRB stock of $65.8 million.

	Contractual Amount		Fair Value
(Dollars in thousands)	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Unfunded Commitments:
Loan commitments	$8,744,649	$7,903,294	$2,924	$2,748
Standby and other commitments	277,549	279,272	4,037	4,421